                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5662

                      Van Kampen California Municipal Trust
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 6/30

Date of reporting period: 12/31/04

Item 1. Reports to Shareholders.

The Trust's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen California Municipal Trust performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the trust's financial statements and a list of trust investments as of December 31, 2004.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE TRUST WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE TRUST IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE TRUST WILL DECLINE AND THAT THE VALUE OF THE TRUST SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS TRUST.

       INCOME MAY SUBJECT CERTAIN INDIVIDUALS TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT).

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 12/31/04

CALIFORNIA MUNICIPAL TRUST
SYMBOL: VKC
------------------------------------------------------------
AVERAGE ANNUAL                      BASED ON      BASED ON
TOTAL RETURNS                         NAV       MARKET PRICE

Since Inception (11/1/88)             7.73%         7.19%

10-year                               8.44          7.65

5-year                               10.34         12.15

1-year                                6.27          3.38

6-month                               8.54         14.51
------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS, NET ASSET VALUE (NAV) AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND TRUST SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the trust at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions. Total return assumes an investment at the beginning of the period, reinvestment of all distributions for the period in accordance with the trust's dividend reinvestment plan, and sale of all shares at the end of the period.

The Lehman Brothers California Municipal Bond Index is a broad-based statistical composite of California municipal bonds. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Fund Report

FOR THE 6-MONTH PERIOD ENDED DECEMBER 31, 2004

Van Kampen California Municipal Trust is managed by the Adviser's Municipal Fixed Income team.(1) Current members include Joseph Piraro and Robert Wimmel, Vice Presidents of the Adviser; and John Reynoldson, Executive Director of the Adviser.

MARKET CONDITIONS

The fixed income markets during the six months ended December 31, 2004 were focused on the ongoing actions of the Federal Reserve Open Market Committee (the "Fed"). In keeping with Chairman Alan Greenspan's comments in the spring of 2004, the Fed reversed its stance and began to tighten interest rates at its June 30, 2004 meeting. The Fed went on to raise rates at its four subsequent meetings through the end of the year. By the end of the review period, the federal funds rate stood at 2.25%, its highest level since 2002, and the fixed income market appeared to anticipate further increases in 2005.

These shifts helped boost yields on shorter-maturity securities in the municipal market. In the past, this stage of the economic cycle has typically been marked by rising yields for intermediate and longer-maturity bonds. That was not the case during the six-month period, however. During this time, these yields actually fell, which led to a general "flattening" of the yield curve. Lower-quality bonds also outperformed their higher-quality peers during the period.

The state of California continued on the path to recovery that started earlier in the year. The state's budgetary situation, while not yet out of the woods, at least appears to be on a more positive track. Both S&P and Moody's upgraded the state's general obligation bonds during the period, and the state's strong issuance of debt (which once again led the nation) met with broad demand in the market.

(1) The team's composition may change at any time without prior notice.
 2

PERFORMANCE ANALYSIS

The trust's return can be calculated based upon either the market price or the net asset value (NAV) of its shares. NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding, while market price reflects the supply and demand for the shares. As a result, the two returns may differ significantly, as they did during the reporting period when the fund showed a 8.54 percent gain on an NAV basis and a 14.51 percent gain on a market-price basis. The fund's return at NAV outperformed its benchmark, the Lehman Brothers California Municipal Bond Index. (See table below.)

The trust often uses leverage to enhance its dividend to common shareholders. The trust borrows money at short-term rates through the issuance of preferred shares. The proceeds are reinvested in longer-term securities, taking advantage of the difference between short- and longer-term rates.

While the trust's strategy of using leverage was largely positive, its performance was hampered by our general interest rate strategy. The trust entered the period with its duration (a measure of interest rate sensitivity) below that of the Lehman Brothers California Municipal Bond Index. This strategy limited the trust's participation in the rally of the longer-maturity portion of the yield curve. The trust's performance was also hindered by its emphasis on maintaining a relatively high average credit quality. At the end of the period, almost 89 percent of the portfolio's holdings were rated AAA.

During the period, the trust's portfolio remained well diversified across the major sectors of the municipal market. We continued to focus on securities in sectors tied to essential services such as water & sewer and transportation. We avoided securities with, in our opinion, unattractive structural characteristics in areas such as housing and zero-coupon bonds. Additions to the portfolio tended to be in the 20 to 25-year segment of the market, where we favored what we viewed as well-structured securities with reduced interest-rate sensitivity. These

TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2004

----------------------------------------------------------------
      BASED ON     BASED ON     LEHMAN BROTHERS CALIFORNIA
        NAV      MARKET PRICE      MUNICIPAL BOND INDEX

       8.54%        14.51%                5.75%
----------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURN, NET ASSET VALUE AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND TRUST SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. SEE PERFORMANCE SUMMARY FOR ADDITIONAL PERFORMANCE INFORMATION AND INDEX DEFINITION.

securities gained strongly during the period, and were a contributor to the trust's positive returns.

Should interest rates continue to rise, we anticipate finding more securities with attractive yields than have been available for quite some time. The coming six months promise to be an interesting time for the municipal bond market--and for the Fed.

There is no guarantee that any securities will continue to perform well or be held by the trust in the future.

TOP 5 SECTORS AS OF 12/31/04
Public Education                                                 18.2%
Water & Sewer                                                    14.1
Tax District                                                     13.6
Public Building                                                  10.5
Retail Elec/Gas/Telephone                                         8.0

RATINGS ALLOCATION AS OF 12/31/04
AAA/Aaa                                                          89.0%
AA/Aa                                                             1.9
A/A                                                               4.9
BBB/Baa                                                           4.2

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Ratings are as a percentage of total investments and sectors are as percentage of long term investments. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Rating allocations based upon ratings as issued by Standard and Poor's and Moody's, respectively.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen trust provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the trust's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to trust shareholders, and makes these reports available on its public web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public web site, each trust files a complete schedule of portfolio holdings with the SEC for the trust's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       In addition to filing a complete schedule of portfolio holdings with the SEC each fiscal quarter, each Van Kampen trust makes portfolio holdings information available by periodically providing the information on its public web site, www.vankampen.com. Each Van Kampen trust provides a complete schedule of portfolio holdings on the public web site on a calendar-quarter basis approximately 30 days after the close of the calendar quarter. Van Kampen closed-end funds do not presently provide partial lists of their portfolio holdings on a monthly basis, but may do so in the future.

       You may obtain copies of the trust's fiscal quarter filings, or its monthly or calendar-quarter web site postings, by contacting Van Kampen Client Relations at 1-800-847-2424.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

       The trust's policies and procedures with respect to the voting of proxies relating to the trust's portfolio securities and information on how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-800-847-2424 or by visiting our web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

VAN KAMPEN CALIFORNIA MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)

PAR
AMOUNT
(000)     DESCRIPTION                                       COUPON    MATURITY      VALUE
---------------------------------------------------------------------------------------------
          MUNICIPAL BONDS  166.5%
          CALIFORNIA  156.4%
$1,000    Abag Fin Auth For Nonprofit Corp CA Ctf Part
          Childrens Hosp Med Ctr (AMBAC Insd)..............  5.875%   12/01/19   $  1,135,440
 1,000    Abag Fin Auth For Nonprofit Corp CA Insd Rev Ctf
          Lincoln Glen Manor Sr Citizens (CA MTG Insd).....  6.100    02/15/25      1,080,920
 1,000    Abag Fin Auth For Nonprofit Corp CA Multi-Family
          Rev Hsg Utd Dominion Ser A Rfdg (AMT)(GTY AGMT:
          Utd Dominion Realty Tr)..........................  6.400    08/15/30      1,088,460
 1,205    Alameda Cnty, CA Wtr Dist Rev Rfdg (MBIA Insd)...  4.750    06/01/20      1,234,113
 1,400    Alhambra, CA City Elem Sch Dist Ser A (FSA
          Insd)............................................  5.600    09/01/24      1,555,302
 1,000    Bay Area Toll Auth CA Toll Brdg Rev San Francisco
          Bay Area Ser D...................................  5.000    04/01/17      1,076,290
   505    California Edl Fac Auth Rev Student Ln CA Ln Pgm
          Ser A (AMT) (MBIA Insd)..........................  6.000    03/01/16        534,351
 1,000    California Hlth Fac Fin Auth Rev Cedars Sinai Med
          Ctr Ser A........................................  6.125    12/01/19      1,095,860
 1,000    California Hsg Fin Agy Rev Multi-Family Hsg III
          Ser A (AMT) (MBIA Insd)..........................  5.850    08/01/17      1,044,480
 1,000    California Infrastructure & Econ Dev Bk Rev (MBIA
          Insd)............................................  5.500    06/01/15      1,120,090
 1,000    California Pollutn Ctl Fin Auth Pollutn Ctl Rev
          Southn CA Edison Co (AMT) (AMBAC Insd)...........  6.000    07/01/27      1,013,600
    60    California Rural Home Mtg Fin Auth Single Family
          Mtg Rev Ser C (AMT) (GNMA Collateralized)........  7.800    02/01/28         61,568
 2,000    California St (FGIC Insd)........................  5.000    10/01/23      2,066,820
 1,000    California St Univ Fresno Assn Inc Rev Sr Aux
          Organization Event Ctr...........................  6.000    07/01/22      1,058,840
 1,000    California St Vet Bd Ser BH (AMT) (FSA Insd).....  5.400    12/01/15      1,021,960
 1,000    California St Vet Bd Ser BH (AMT) (FSA Insd).....  5.400    12/01/16      1,020,120
 1,600    Commerce, CA Jt Pwrs Fin Cmnty Ctr Proj (XLCA
          Insd)............................................  5.000    10/01/29      1,640,224
 1,000    East Bay, CA Muni Util Dist Wtr Sys Rev (MBIA
          Insd)............................................  5.000    06/01/21      1,052,890
 1,280    El Cerrito, CA Redev Agy Tax Alloc Redev Proj
          Area Ser B Rfdg (AMT) (MBIA Insd) (a)............  5.250    07/01/15      1,400,461
 1,000    Emeryville, CA Pub Fin Auth Shellmound Pk Redev &
          Hsg Proj B (MBIA Insd)...........................  5.000    09/01/19      1,071,890
 1,000    Folsom, CA Spl Tax Cmnty Fac Dist No 2 Rfdg
          (Connie Lee Insd)................................  5.250    12/01/19      1,091,460
 1,000    Fontana, CA Redev Agy Tax Southeast Indl Pk Proj
          Rfdg (MBIA Insd).................................  5.000    09/01/22      1,058,460
 1,000    Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap
          Apprec Rfdg......................................   *       01/15/30        225,990
 1,000    Foothill/Eastern Corridor Agy CA Toll Rd Rev Conv
          Cap Apprec Sr Lien Ser A (Escrowed to Maturity)
          (b).............................................. 0/7.050   01/01/10      1,188,790
 1,000    Imperial Irr Dist CA Ctf Part Elec Sys Proj (FSA
          Insd)............................................  5.250    11/01/23      1,081,750

 8                                             See Notes to Financial Statements

VAN KAMPEN CALIFORNIA MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                       COUPON    MATURITY      VALUE
---------------------------------------------------------------------------------------------
$1,000    Irvine, CA Pub Fac & Infrastructure Auth Assmt
          Rev Ser B (AMBAC Insd)...........................  5.000%   09/02/22   $  1,032,800
   800    Kern, CA Cmnty College Sch Fac Impt Dist Mammoth
          Campus Ser A (AMBAC Insd) (a)....................  5.000    08/01/19        859,400
 1,250    Los Angeles Cnty, CA Sch Regionalized Business
          Svc Ctf LA Cnty Sch Pooled Fin Proj Ser A (FSA
          Insd)............................................  5.000    09/01/28      1,288,488
   464    Los Angeles Cnty, CA Tran Comm Lease Rev Dia RR
          Lease Ltd (FSA Insd).............................  7.375    12/15/06        474,992
 2,000    Los Angeles, CA Dept Wtr & Pwr Sys Ser C (MBIA
          Insd)............................................  5.000    07/01/26      2,094,740
 1,000    Los Angeles, CA Uni Sch Dist 1997 Election Ser E
          (Prerefunded @ 07/01/12) (MBIA Insd).............  5.500    07/01/17      1,153,370
 1,000    Los Angeles, CA Uni Sch Dist Ser A (FSA Insd)....  5.250    07/01/20      1,096,270
 1,000    Lucia Mar Uni Sch Dist Election 2004 Ser A (FGIC
          Insd)............................................  5.000    08/01/25      1,053,590
 1,405    Moorpark, CA Uni Sch Dist Ser A (FSA Insd) (a)...  5.375    08/01/18      1,564,144
 1,000    Pico Rivera, CA Wtr Auth Rev Wtr Sys Proj Ser A
          (MBIA Insd)......................................  5.500    05/01/19      1,147,730
 1,000    Redlands, CA Redev Agy Tax Alloc Redev Proj Ser A
          Rfdg (MBIA Insd).................................  4.750    08/01/21      1,023,840
   955    San Diego, CA Hsg Auth Multi-Family Hsg Rev (AMT)
          (GNMA Collateralized)............................  5.000    07/20/18        994,661
 1,000    San Dimas, CA Redev Agy Tax Alloc Creative Growth
          Ser A (FSA Insd).................................  5.000    09/01/16      1,080,550
 2,000    San Jose, CA Fin Auth Lease Rev Convention Ctr
          Proj Ser F Rfdg (MBIA Insd)......................  5.000    09/01/17      2,149,460
 1,000    Sanger, CA Uni Sch Dist Rfdg (MBIA Insd).........  5.600    08/01/23      1,178,610
 1,350    Santa Ana, CA Uni Sch Dist (MBIA Insd) (a).......  5.375    08/01/21      1,491,953
 1,000    Semitropic Impt Wtr Storage Dist CA Wtr Ser A
          (XLCA Insd)......................................  5.125    12/01/35      1,035,750
 1,305    South Orange Cnty, CA Pub Fin Auth Reassmt Rev
          (FSA Insd).......................................  5.800    09/02/18      1,473,188
   600    Southern CA Pub Pwr Auth Pwr Proj Rev
          Multi-Projs......................................  5.500    07/01/20        603,132
 1,000    State Center, CA Cmnty Election 2002 Ser A (MBIA
          Insd)............................................  5.500    08/01/28      1,097,110
 1,325    Sweetwater, CA Auth Wtr Rev (FSA Insd)...........  5.500    04/01/18      1,474,195
 1,000    University of CA Rev Multi Purp Proj Ser M (FGIC
          Insd)............................................  5.125    09/01/17      1,090,780
                                                                                 ------------
                                                                                   53,478,882
                                                                                 ------------

See Notes to Financial Statements                                              9

VAN KAMPEN CALIFORNIA MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                       COUPON    MATURITY      VALUE
---------------------------------------------------------------------------------------------
          PUERTO RICO  10.1%
$3,000    Puerto Rico Elec Pwr Auth Rev Ser QQ (XLCA Insd)
          (c)..............................................  5.500%   07/01/18   $  3,452,340
                                                                                 ------------

TOTAL INVESTMENTS  166.5%
  (Cost $52,490,480)..........................................................     56,931,222
LIABILITIES IN EXCESS OF OTHER ASSETS  (8.0%).................................     (2,711,756)
PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (58.5%)...................    (20,020,383)
                                                                                 ------------

NET ASSETS APPLICABLE TO COMMON SHARES  100.0%................................   $ 34,199,083
                                                                                 ============

Percentages are calculated as a percentage of net assets applicable to common shares.

*   Zero coupon bond

(a) The Trust owns 100% of the bond issuance.

(b) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(c) Securities purchased on a when-issued or delayed delivery basis.

AMBAC--AMBAC Indemnity Corp.

AMT--Alternative Minimum Tax

CA MTG--California Mortgage Insurance

Connie Lee--Connie Lee Insurance Co.

FGIC--Financial Guaranty Insurance Co.

FSA--Financial Security Assurance Inc.

GNMA--Government National Mortgage Association

GTY AGMT--Guaranty Agreement.

MBIA--Municipal Bond Investors Assurance Corp.

XLCA--XL Capital Assurance Inc.

 10                                            See Notes to Financial Statements

VAN KAMPEN CALIFORNIA MUNICIPAL TRUST

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
December 31, 2004 (Unaudited)

ASSETS:
Total Investments (Cost $52,490,480)........................  $56,931,222
Cash........................................................      124,184
Interest Receivable.........................................      902,097
Other.......................................................        2,861
                                                              -----------
    Total Assets............................................   57,960,364
                                                              -----------
LIABILITIES:
Payables:
  Investments Purchased.....................................    3,444,197
  Investment Advisory Fee...................................       25,231
  Income Distributions--Common Shares.......................        7,547
  Other Affiliates..........................................        4,771
  Capital Gain Distributions................................        2,135
Trustees' Deferred Compensation and Retirement Plans........      210,070
Accrued Expenses............................................       46,947
                                                              -----------
    Total Liabilities.......................................    3,740,898
Preferred Shares (including accrued distributions)..........   20,020,383
                                                              -----------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $34,199,083
                                                              ===========
NET ASSET VALUE PER COMMON SHARE ($34,199,083 divided by
  3,257,560 shares outstanding).............................  $     10.50
                                                              ===========
NET ASSETS CONSIST OF:
Common Shares ($.01 par value with an unlimited number of
  shares authorized, 3,257,560 shares issued and
  outstanding)..............................................  $    32,576
Paid in Surplus.............................................   29,564,418
Net Unrealized Appreciation.................................    4,440,742
Accumulated Undistributed Net Investment Income.............      207,267
Accumulated Net Realized Loss...............................      (45,920)
                                                              -----------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $34,199,083
                                                              ===========
PREFERRED SHARES ($.01 par value, authorized 1,000,000
  shares, 400 issued with liquidation preference of $50,000
  per share)................................................  $20,000,000
                                                              ===========
NET ASSETS INCLUDING PREFERRED SHARES.......................  $54,199,083
                                                              ===========

See Notes to Financial Statements                                             11

VAN KAMPEN CALIFORNIA MUNICIPAL TRUST

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended December 31, 2004 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $1,333,161
                                                              ----------
EXPENSES:
Investment Advisory Fee.....................................     158,158
Preferred Share Maintenance.................................      32,693
Trustees' Fees and Related Expenses.........................      26,132
Legal.......................................................       8,738
Custody.....................................................       2,197
Other.......................................................      49,865
                                                              ----------
    Total Expenses..........................................     277,783
                                                              ----------
NET INVESTMENT INCOME.......................................  $1,055,378
                                                              ==========
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Loss...........................................  $  (52,487)
                                                              ----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   2,625,069
  End of the Period.........................................   4,440,742
                                                              ----------
Net Unrealized Appreciation During the Period...............   1,815,673
                                                              ----------
NET REALIZED AND UNREALIZED GAIN............................  $1,763,186
                                                              ==========
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS.....................  $ (142,865)
                                                              ==========
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  OPERATIONS................................................  $2,675,699
                                                              ==========

 12                                            See Notes to Financial Statements

VAN KAMPEN CALIFORNIA MUNICIPAL TRUST

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                                FOR THE           FOR THE
                                                           SIX MONTHS ENDED     YEAR ENDED
                                                           DECEMBER 31, 2004   JUNE 30, 2004
                                                           ---------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income....................................     $ 1,055,378       $ 2,103,419
Net Realized Gain/Loss...................................         (52,487)           42,420
Net Unrealized Appreciation/Depreciation During the
  Period.................................................       1,815,673        (2,097,101)

Distributions to Preferred Shareholders:
  Net Investment Income..................................        (142,865)         (192,274)
                                                              -----------       -----------

Change in Net Assets Applicable to Common Shares from
  Operations.............................................       2,675,699          (143,536)

Distributions to Common Shareholders:
  Net Investment Income..................................        (930,285)       (1,954,457)
  Net Realized Gain......................................         (43,000)         (415,571)
                                                              -----------       -----------
NET CHANGE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  INVESTMENT ACTIVITIES..................................       1,702,414        (2,513,564)
NET ASSETS APPLICABLE TO COMMON SHARES:
Beginning of the Period..................................      32,496,669        35,010,233
                                                              -----------       -----------
End of the Period (Including accumulated undistributed
  net investment income of $207,267 and $225,039,
  respectively)..........................................     $34,199,083       $32,496,669
                                                              ===========       ===========

See Notes to Financial Statements                                             13

VAN KAMPEN CALIFORNIA MUNICIPAL TRUST

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE TRUST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                         SIX MONTHS
                                                           ENDED
                                                        DECEMBER 31,    --------------------
                                                            2004          2004        2003
                                                        ------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...............   $   9.98      $  10.75    $  10.25
                                                          --------      --------    --------
  Net Investment Income................................        .32           .65         .67
  Net Realized and Unrealized Gain/Loss................        .54          (.63)        .64
Common Share Equivalent of Distributions Paid to
  Preferred Shareholders:
    Net Investment Income..............................       (.04)         (.06)       (.07)
                                                          --------      --------    --------
Total from Investment Operations.......................        .82          (.04)       1.24
Distributions Paid to Common Shareholders:
    Net Investment Income..............................       (.29)         (.60)       (.63)
    Net Realized Gain..................................       (.01)         (.13)       (.11)
                                                          --------      --------    --------
NET ASSET VALUE, END OF THE PERIOD.....................   $  10.50      $   9.98    $  10.75
                                                          ========      ========    ========

Common Share Market Price at End of the Period.........   $   9.69      $   8.73    $  10.45
Total Return (a).......................................     14.51%**     -10.03%      10.97%
Net Assets Applicable to Common Shares at End of the
  Period (In millions).................................   $   34.2      $   32.5    $   35.0
Ratio of Expenses to Average Net Assets Applicable to
  Common Shares (b)....................................      1.63%         1.65%       1.56%
Ratio of Net Investment Income to Average Net Assets
  Applicable to Common Shares (b)......................      6.20%         6.24%       6.38%
Portfolio Turnover.....................................         7%**         33%         19%
SUPPLEMENTAL RATIOS:
Ratio of Expenses to Average Net Assets Including
  Preferred Shares (b).................................      1.02%         1.03%        .99%
Ratio of Net Investment Income to Average Net Assets
  Applicable to Common Shares (c)......................      5.36%         5.67%       5.69%
SENIOR SECURITIES:
Total Preferred Shares Outstanding.....................        400           400         400
Asset Coverage Per Preferred Share (d).................   $135,549      $131,256    $137,533
Involuntary Liquidating Preference Per Preferred
  Share................................................   $ 50,000      $ 50,000    $ 50,000
Average Market Value Per Preferred Share...............   $ 50,000      $ 50,000    $ 50,000

*  Amount is less than $.01.

** Non-Annualized

(a)Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(b)Ratios do not reflect the effect of dividend payments to preferred shareholders.

(c)Ratios reflect the effect of dividend payments to preferred shareholders.

(d)Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets and dividing by the number of preferred shares outstanding.

(e)As required, effective July 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended June 30, 2002 was to increase the ratio of net investment income to average net assets applicable to common shares by .06%. Net investment income per share and net realized and unrealized gains and losses per share were unaffected by the adjustments. Per share, ratios and supplemental data for periods prior to June 30, 2002 have not been restated to reflect this change in presentation.


YEAR ENDED JUNE 30,
------------------------------------------------------------------------------------------
     2002 (E)     2001       2000       1999       1998       1997       1996       1995
------------------------------------------------------------------------------------------
     $   9.99   $   9.36   $   9.93   $  10.67   $  10.45   $  10.28   $  10.40   $  10.30
     --------   --------   --------   --------   --------   --------   --------   --------
          .71        .73        .76        .78        .85        .89        .91        .95
          .28        .58       (.44)      (.37)       .53        .39        -0-*       .11
         (.11)      (.23)      (.22)      (.20)      (.22)      (.21)      (.23)      (.23)
     --------   --------   --------   --------   --------   --------   --------   --------
          .88       1.08        .10        .21       1.16       1.07        .68        .83
         (.55)      (.45)      (.53)      (.62)      (.72)      (.75)      (.75)      (.72)
         (.07)       -0-*      (.14)      (.33)      (.22)      (.15)      (.05)      (.01)
     --------   --------   --------   --------   --------   --------   --------   --------
     $  10.25   $   9.99   $   9.36   $   9.93   $  10.67   $  10.45   $  10.28   $  10.40
     ========   ========   ========   ========   ========   ========   ========   ========

     $  10.14   $   8.83   $  8.375   $  9.875   $ 12.125   $12.1875   $ 10.875   $  10.75
       22.39%     10.99%     -8.14%    -11.17%      7.77%     21.40%      9.02%      8.67%
     $   33.4   $   32.5   $   30.5   $   32.3   $   34.5   $   33.6   $   32.9   $   33.0
        1.59%      1.65%      1.47%      1.67%      1.57%      1.58%      1.65%      1.65%
        6.90%      7.33%      8.25%      7.38%      8.00%      8.54%      8.76%      9.35%
          24%        16%        60%        33%        53%        30%        19%        16%
         .99%      1.02%       .88%      1.05%       .99%       .99%      1.03%      1.02%
        5.86%      5.02%      5.82%      5.49%      5.91%      6.51%      6.57%      7.02%
          400        400        400        400        400        400        400        400
     $133,498   $131,365   $126,216   $130,843   $136,309   $134,055   $132,192   $132,521
     $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000
     $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000

See Notes to Financial Statements                                             15

VAN KAMPEN CALIFORNIA MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2004 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen California Municipal Trust (the "Trust") is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Trust's investment objective is to provide a high level of current income exempt from federal and California income taxes, consistent with preservation of capital. The Trust will invest in a portfolio consisting substantially of California municipal obligations rated investment grade at the time of investment. The Trust commenced investment operations on November 1, 1988.

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Trust may purchase and sell securities on a "when-issued" or "delayed delivery" basis with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Trust will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At December 31, 2004, the Trust had $3,444,197 of when-issued or delayed delivery purchase commitments.

C. INVESTMENT INCOME Interest income is recorded on an accrual basis. Bond premium is amortized and discounts are accreted over the expected life of each applicable security.

D. FEDERAL INCOME TAXES It is the Trust's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to Regulated Investment Companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

VAN KAMPEN CALIFORNIA MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2004 (UNAUDITED) continued

    At December 31, 2004, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................    $52,420,543
                                                                ===========
Gross tax unrealized appreciation...........................    $ 4,514,682
Gross tax unrealized depreciation...........................         (4,003)
                                                                -----------
Net tax unrealized appreciation on investments..............    $ 4,510,679
                                                                ===========

E. DISTRIBUTION OF INCOME AND GAINS The Trust declares and pays monthly dividends from net investment income to common shareholders. Net realized gains, if any, are distributed annually to common shareholders. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

    The tax character of distributions paid during the year ended June 30, 2004 was as follows:

                                                                  2004
Distributions paid from:
  Ordinary income...........................................    $417,385
  Long-term capital gain....................................         -0-
                                                                --------
                                                                $417,385
                                                                ========

    As of June 30, 2004, the component of distributable earnings on a tax basis was as follows:

Undistributed long-term capital gain........................    $43,111

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Trust's Investment Advisory Agreement, Van Kampen Asset Management (the "Adviser") provides investment advice and facilities to the Trust for an annual fee payable monthly of .55% of the average daily net assets of the Trust. Effective November 1, 2004, the investment advisory fee was reduced from .60% to .55%.

    For the six months ended December 31, 2004, the Trust recognized expenses of approximately $1,400 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, counsel to the Trust, of which a trustee of the Trust is a partner of such firm and he and his law firm provide legal services as legal counsel to the Trust.

    Under separate Accounting Services and Legal Services agreements, the Adviser provides accounting and legal services to the Trust. The Adviser allocates the cost of such services to each trust. For the six months ended December 31, 2004, the Trust recognized expenses of approximately $13,000 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Trust, which are reported as part of "Other" and "Legal" expenses, respectively, in the Statement of Operations.

    Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are also officers of Van Kampen.

VAN KAMPEN CALIFORNIA MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2004 (UNAUDITED) continued

    The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.

3. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $6,986,376 and $4,056,106, respectively.

4. REMARKETED PREFERRED SHARES

The Trust has outstanding 400 shares of Remarketed Preferred Shares ("RP"). Dividends are cumulative and the rate is reset through an auction process every 28 days. The rate in effect on December 31, 2004 was 1.550%. During the six months ended December 31, 2004, rates ranged from 1.200% to 1.650%

    The Trust pays annual fees equivalent to .25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auctions. These fees are included as a component of "Preferred Share Maintenance" expense in the Statement of Operations.

    The RP are redeemable at the option of the Trust in whole or in part at the liquidation value of $50,000 per share plus accumulated and unpaid dividends. The Trust is subject to certain asset coverage tests, and the RP are subject to mandatory redemption if the tests are not met.

5. INDEMNIFICATIONS

The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN CALIFORNIA MUNICIPAL TRUST

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

CUSTODIAN AND TRANSFER AGENT

STATE STREET BANK
AND TRUST COMPANY
c/o EquiServe
P.O. Box 43011
Providence, Rhode Island 02940-3011

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

DELOITTE & TOUCHE LLP
180 North Stetson Avenue
Chicago, Illinois 60601

* "Interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

    We are required by federal law to provide you with a copy of our Privacy Policy annually.

    The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

    This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

    Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

    We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

    For example:

     -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

     -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

     -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

     -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

     -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser,

                                                             (continued on back)

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY continued

         your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

Van Kampen Funds Inc.
1 Parkview Plaza, P.O. Box 5555
Oakbrook Terrace, IL 60181-5555
www.vankampen.com

Copyright (C)2004 Van Kampen Funds Inc. All rights reserved.
Member NASD/SIPC. 920, 910, 106
VKC SAR 3/05 RN05-00261P-Y12/04
                                                   (VAN KAMPEN INVESTMENTS LOGO)

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a) Code of Ethics -- Not applicable for semi-annual reports.

(b)(1) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.
(b)(2) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Van Kampen California Municipal Trust

By:  /s/ Ronald E. Robison
     ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Ronald E. Robison
     ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 17, 2005

By:  /s/ James W. Garrett
     ----------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: February 17, 2005